Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2015:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$82,250,366	$—	$82,250,366
Mortgage-backed securities	—	91,721,965	—	91,721,965
State, County, Municipals	—	90,376,363	—	90,376,363
Other Investments	—	—	2,915,709	2,915,709

	$—	$264,348,694	$2,915,709	$267,264,403

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2014:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$75,961,075	$—	$75,961,075
Mortgage-backed securities	—	13,326,834	—	13,326,834
State, County, Municipals	—	87,584,498	—	87,584,498
Other Investments	—	—	2,872,723	2,872,723

	$—	$176,872,407	$2,872,723	$179,745,130

Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2015 and December 31, 2014.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2015	2014
Balance at January 1	$2,872,723	$2,766,203
Principal payments received	(75,182)	(31,824)
Unrealized gains included in other comprehensive income	118,168	138,344

Balance at December 31	$2,915,709	$2,872,723

Asset Measured at Fair Value on Nonrecurring Basis

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2015 and 2014 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2015
Impaired loans	$—	$—	$8,926,364	$8,926,364
Other real estate owned	—	—	538,262	538,262

	$—	$—	$9,464,626	$9,464,626

December 31, 2014
Impaired loans	$—	$—	$8,218,696	$8,218,696
Other real estate owned	—	—	3,309,824	3,309,824

	$—	$—	$11,528,520	$11,528,520

Carrying Value and Estimated Fair Value of Financial Instruments

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2015 and December 31, 2014:

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2015		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$14,947,690	$14,947,690	$—	$—	$14,947,690
Interest bearing deposits with banks	42,267,777	42,267,777	—	—	42,267,777
Securities available-for-sale	267,264,403	—	264,348,694	2,915,709	267,264,403
Securities held-to-maturity	161,043,404	—	169,045,835	—	169,045,835
Net loans	423,108,391	—	—	425,096,569	425,096,569

Financial liabilities
Deposits	$753,404,788	$542,640,313	$—	$210,890,430	$753,530,743
Federal Home Loan Bank advances	20,000,000	—	—	20,534,935	20,534,935
Securities Sold under Agreement to Repurchase	104,298,182	104,298,182	—	—	104,298,182

	Carrying Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total Fair Value
2014		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$22,405,730	$22,405,730	$—	$—	$22,405,730
Interest bearing deposits with banks	61,481,223	61,481,223	—	—	61,481,223
Securities available-for-sale	179,745,130	—	176,872,407	2,872,723	179,745,130
Securities held-to-maturity	206,817,168	—	216,745,438	—	216,745,438
Net loans	384,417,508	—	—	386,206,117	386,206,117

Financial liabilities
Deposits	$696,093,894	$474,551,535	$—	$221,685,000	$696,236,535
Federal Home Loan Bank advances	20,000,000	—	—	20,804,047	20,804,047
Securities Sold under Agreement to Repurchase	114,426,770	114,426,770	—	—	114,426,770